Other Assets - Additional Information (Detail) (USD $) In Billions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Deferred Costs Capitalized Prepaid And Other Assets Disclosure [Abstract]
Cross-currency interest rate swaps designated as fair value hedges	$ 1.6	$ 2.4
Cumulative mark-to-market adjustment to the hedged debt	$ (2.1)	$ (2.8)